UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

• EuroPac International Value Fund - Class A (EPIVX)
• EuroPac International Bond Fund - Class A (EPIBX)
• EuroPac Hard Asset Fund - Class A (EPHAX)
• EP China Fund - Class A (EPHCX)
• EP Asia Small Companies Fund - Class A (EPASX)
• EP Latin America Fund – Class A (EPLAX)
• EP Strategic US Strategic US Equity Fund- Class A (EPUSX)

SEMI-ANNUAL REPORT
April 30, 2013

Euro Pacific Funds
•	EuroPac International Value Fund - Class A
•	EuroPac International Bond Fund - Class A
•	EuroPac Hard Asset Fund - Class A
•	EP China Fund - Class A
•	EP Asia Small Companies Fund - Class A
•	EP Latin America Fund – Class A
•	EP Strategic US Equity Fund – Class A
Each a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	40
Notes to Financial Statements	47
Expense Example	60

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.europacificfunds.com

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.1%
	AUSTRALIA – 8.8%
30,590	BHP Billiton Ltd.	$1,037,003
939,837	CFS Retail Property Trust - REIT	2,143,522
118,424	Newcrest Mining Ltd.	2,063,765
96,826	Origin Energy Ltd.	1,236,674
5,176	Shopping Centres Australasia Property Group – REIT*	8,693
25,880	Woolworths Ltd.	976,872
		7,466,529

	BRAZIL – 4.2%
138,088	Cia Energetica de Minas Gerais - ADR	1,771,669
67,413	Telefonica Brasil S.A. - ADR	1,791,838
		3,563,507

	CANADA – 17.3%
24,400	Alamos Gold, Inc.	340,752
32,620	ARC Resources Ltd.	911,741
88,200	Barrick Gold Corp.	1,738,422
66,300	Goldcorp, Inc.	1,961,154
250,800	Kinross Gold Corp.	1,364,352
287,400	Major Drilling Group International, Inc.	2,148,012
63,800	Pacific Rubiales Energy Corp.	1,348,824
36,550	Peyto Exploration & Development Corp.	1,052,060
16,035	Potash Corp. of Saskatchewan, Inc.	675,073
267,030	Precision Drilling Corp.	2,165,395
70,490	Yamana Gold, Inc.	867,027
		14,572,812

	CHILE – 2.0%
1,544,742	Aguas Andinas S.A. - A Shares	1,230,021
14,000	Cia Cervecerias Unidas S.A. - ADR	483,420
		1,713,441

	CHINA – 0.9%
202,000	China Shenhua Energy Co., Ltd. - H Shares	714,530

	FINLAND – 3.2%
147,000	Fortum OYJ	2,731,687

	GERMANY – 2.1%
57,000	Metro A.G.	1,777,262

	HONG KONG – 2.5%
72,500	China Mobile Ltd.	793,649
20,000	Jardine Matheson Holdings Ltd.	1,298,600
		2,092,249

	JAPAN – 9.2%
103,600	Asahi Group Holdings Ltd.	2,576,052
246,000	Isuzu Motors Ltd.	1,637,729

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
168,500	ITOCHU Corp.	$2,082,807
31,000	JGC Corp.	917,423
16,000	Toyo Suisan Kaisha Ltd.	543,263
		7,757,274

	MALAYSIA – 2.3%
618,000	Malayan Banking Bhd	1,954,038

	NETHERLANDS – 3.1%
77,765	Royal Dutch Shell PLC - A Shares	2,645,935

	NEW ZEALAND – 3.3%
846,152	Kiwi Income Property Trust - REIT	852,172
851,000	Telecom Corp. of New Zealand Ltd.	1,900,107
		2,752,279

	NORWAY – 10.8%
174,386	Atea ASA	1,867,395
16,850	Fred Olsen Energy ASA	733,435
30,169	Leroey Seafood Group ASA	941,719
1,455,600	Marine Harvest ASA	1,514,541
102,287	Norwegian Energy Co. AS*	63,148
56,610	Statoil ASA	1,381,258
84,800	Telenor ASA	1,905,849
15,110	Yara International ASA	707,483
		9,114,828

	SINGAPORE – 6.7%
3,643,000	Golden Agri-Resources Ltd.	1,567,581
975,000	Singapore Telecommunications Ltd.	3,110,944
151,000	Venture Corp. Ltd.	1,019,989
		5,698,514

	SWEDEN – 1.1%
40,287	Saab A.B. - B Shares	883,926

	SWITZERLAND – 2.5%
16,875	Nestle S.A.	1,205,098
2,173	Syngenta A.G.	928,748
		2,133,846

	THAILAND – 7.1%
1,059,100	Delta Electronics Thai PCL	1,371,237
178,200	Electricity Generating PCL	931,983
180,000	PTT PCL	1,999,318

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND (Continued)
3,423,000	Thai Beverage PCL	$1,681,347
		5,983,885

	TOTAL COMMON STOCKS (Cost $67,745,478)	73,556,542

Principal Amount

	SHORT-TERM INVESTMENTS – 11.2%
$9,461,689	UMB Money Market Fiduciary, 0.010%1	9,461,689

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,461,689)	9,461,689

	TOTAL INVESTMENTS – 98.3% (Cost $77,207,167)	83,018,231
	Other Assets in Excess of Liabilities – 1.7%	1,478,586

	TOTAL NET ASSETS – 100.0%	$84,496,817

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	16.4%
Consumer, Non-cyclical	15.7%
Energy	15.4%
Communications	13.5%
Utilities	9.3%
Financial	5.9%
Industrial	5.0%
Consumer, Cyclical	4.4%
Diversified	1.5%
Total Common Stocks	87.1%
Short-Term Investments	11.2%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES – 95.5%
	AUSTRALIA – 12.8%
1,200,000	Australia Pacific Airports Melbourne Pty. Ltd. 7.000%, 8/25/2016	$1,339,355
1,500,000	CFS Retail Property Trust 5.075%, 8/21/20141	1,595,869
	Queensland Treasury Corp.
5,000,000	6.000%, 6/14/2021	5,990,374
1,500,000	5.750%, 7/22/2024	1,746,164
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	1,249,735
		11,921,497

	CANADA – 2.5%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/20222	1,066,998
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	526,476
715,000	Sherritt International Corp. 7.750%, 10/15/20152	762,903
		2,356,377

	CAYMAN ISLANDS – 3.0%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	2,783,886

	CHILE – 6.9%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	1,193,195
	Bonos del Banco Central de Chile en Pesos
250,000,000	6.000%, 1/1/2014	534,213
700,000,000	6.000%, 3/1/2022	1,569,816
900,000,000	Sociedad Quimica y Minera de Chile S.A. 5.500%, 4/1/20142	1,904,533
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	1,284,977
		6,486,734

	CYPRUS – 0.6%
3,500,000	Songa Offshore S.E. 12.100%, 11/17/20162, 3	575,544

	DENMARK – 2.1%
11,000,000	Kommunekredit 3.375%, 2/10/2014	1,934,085

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	FINLAND – 5.7%
8,500,000	Amer Sports OYJ 4.002%, 4/13/20163	$1,320,619
11,000,000	Fortum OYJ 2.204%, 9/14/20153	1,715,402
1,600,000	Nordic Investment Bank 4.125%, 3/19/2020	1,398,406
6,000,000	Republic of Finland 1.310%, 1/27/20163	928,587
		5,363,014

	GERMANY – 4.3%
	KFW
14,500,000	5.000%, 5/22/2019	2,861,528
7,000,000	3.500%, 1/22/2021	1,163,012
		4,024,540

	LUXEMBOURG – 0.9%
2,600,000	European Investment Bank 5.000%, 9/18/2013	828,241

	MALAYSIA – 6.5%
	Malaysia Government Bond
1,990,000	3.434%, 8/15/2014	658,451
10,000,000	4.160%, 7/15/2021	3,472,825
6,000,000	Rantau Abang Capital Bhd 4.910%, 8/14/2013	1,980,994
		6,112,270

	MEXICO – 3.8%
42,000,000	Mexican Bonos 5.000%, 6/15/2017	3,581,586

	NEW ZEALAND – 12.3%
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/2014	356,697
650,000	Fletcher Building Ltd. 8.500%, 3/15/2015	588,563
1,000,000	Fonterra Cooperative Group Ltd. 4.210%, 11/29/20492, 3	797,120
7,300,000	New Zealand Local Government Funding Agency 5.000%, 3/15/2019	6,698,831
1,750,000	TCNZ Finance Ltd. 5.250%, 10/25/2019	1,527,856

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	NEW ZEALAND (Continued)
1,600,000	Transpower Finance Ltd. 7.190%, 11/12/2019	$1,574,248
		11,543,315

	NORWAY – 8.3%
7,000,000	Austevoll Seafood ASA 5.950%, 10/15/20183	1,235,880
7,000,000	City of Oslo Norway 4.650%, 11/10/2016	1,318,972
2,000,000	Eksportfinans ASA 2.875%, 11/16/2016	2,157,453
5,500,000	KLP Kommunekreditt AS 2.240%, 9/15/20153	960,366
6,000,000	Kommunalbanken AS 2.875%, 5/16/2017	1,070,146
5,000,000	Marine Harvest ASA 5.350%, 3/12/20182, 3	861,701
1,000,000	Odfjell S.E. 6.610%, 12/4/20133	175,150
		7,779,668

	PERU – 2.5%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,371,737

	POLAND – 3.6%
	Poland Government Bond
3,000,000	3.980%, 1/25/20183	947,213
3,000,000	3.750%, 4/25/2018	992,120
1,300,000	Poland Government International Bond 3.000%, 9/23/2014	1,448,903
		3,388,236

	RUSSIA – 2.0%
55,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	1,839,039

	SINGAPORE – 7.2%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/20161	816,960
1,750,000	Genting Singapore PLC 5.125%, 3/29/20492, 3	1,417,675
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/20272, 3	826,240
1,250,000	Singapore Press Holdings Ltd. 2.810%, 3/2/2015	1,045,843

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
3,250,000	StarHub Ltd. 3.080%, 9/12/2022	$2,652,266
		6,758,984

	SWEDEN – 6.5%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,463,488
9,100,000	Kommuninvest I Sverige 2.750%, 8/12/2015	1,446,715
4,000,000	Svensk Exportkredit A.B. 3.900%, 9/16/2016	658,934
	Tele2 A.B.
4,000,000	4.220%, 2/24/20173	708,575
3,000,000	4.875%, 5/15/2017	490,935
8,000,000	West Air Europe A.B. 8.000%, 5/8/20182	1,259,046
		6,027,693

	SWITZERLAND – 1.4%
1,100,000	OC Oerlikon Corp. A.G. 4.250%, 7/13/2016	1,277,103

	UNITED KINGDOM – 1.1%
1,000,000	IGAS Energy PLC 10.000%, 3/22/20182	1,000,000

	UNITED STATES – 1.5%
	Allied Nevada Gold Corp.
500,000	8.750%, 6/1/20192, 4	468,983
1,000,000	8.750%, 6/1/20192	910,074
		1,379,057

	TOTAL FIXED INCOME SECURITIES (Cost $88,688,674)	89,332,606

	SHORT-TERM INVESTMENTS – 3.7%
3,507,027	UMB Money Market Fiduciary, 0.010%5	3,507,027

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,507,027)	3,507,027

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

TOTAL INVESTMENTS – 99.2% (Cost $92,195,701)	$92,839,633
Other Assets in Excess of Liabilities – 0.8%	730,655

TOTAL NET ASSETS – 100.0%	$93,570,288

PLC – Public Limited Company

1	Convertible security.
2	Callable.
3	Variable, floating or step rate security.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	The rate is the annualized seven-day yield at period end.
6	Local currency.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Fixed Income Securities
Government	49.0%
Financial	11.0%
Communications	9.6%
Consumer, Non-cyclical	6.1%
Industrial	4.6%
Consumer, Cyclical	4.3%
Utilities	3.5%
Basic Materials	3.5%
Energy	2.2%
Diversified	1.7%
Total Fixed Income Securities	95.5%
Short-Term Investments	3.7%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.0%
	AUSTRALIA – 3.9%
46,150	Newcrest Mining Ltd.	$804,252
34,950	Santos Ltd.	447,473
		1,251,725

	CANADA – 30.0%
8,300	Agnico-Eagle Mines Ltd.	268,007
33,660	Alamos Gold, Inc.	470,071
11,450	ARC Resources Ltd.	320,032
39,740	Barrick Gold Corp.	783,275
21,720	Canadian Oil Sands Ltd.	426,639
21,750	Crescent Point Energy Corp.	830,710
57,400	Endeavour Silver Corp.*	299,054
21,400	Ensign Energy Services, Inc.	360,242
41,100	Freehold Royalties Ltd.	1,000,270
25,790	Goldcorp, Inc.	762,868
18,000	IAMGOLD Corp.	96,660
83,100	Kinross Gold Corp.	452,064
112,600	Major Drilling Group International, Inc.	841,566
17,040	Pan American Silver Corp.	224,928
20,200	Peyto Exploration & Development Corp.	581,439
7,500	Potash Corp. of Saskatchewan, Inc.	315,750
74,600	Precision Drilling Corp.	604,945
31,600	Silver Wheaton Corp.	775,148
20,910	Yamana Gold, Inc.	257,193
		9,670,861

	CHILE – 0.6%
3,550	Sociedad Quimica y Minera de Chile S.A. - ADR	175,690

	CHINA – 4.8%
480,000	China BlueChemical Ltd. - Class H	292,570
60,000	China Shenhua Energy Co., Ltd. - H Shares	212,237
4,665	CNOOC Ltd. - ADR	873,941
170,000	Yanzhou Coal Mining Co., Ltd. - Class H	177,005
		1,555,753

	COLOMBIA – 1.3%
20,300	Pacific Rubiales Energy Corp.	429,171

	GERMANY – 0.7%
5,250	K+S A.G.	232,112

	INDONESIA – 1.0%
760,000	Harum Energy Tbk P.T.	324,402

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY – 13.2%
14,500	Det Norske Oljeselskap ASA*	$205,563
17,263	Fred Olsen Energy ASA	751,411
26,889	Leroey Seafood Group ASA	839,334
445,000	Marine Harvest ASA*	463,019
241,030	Norwegian Energy Co. AS*	148,802
37,850	Statoil ASA	923,523
19,800	Yara International ASA	927,079
		4,258,731

	SINGAPORE – 2.6%
200,000	First Resources Ltd.	280,913
1,319,000	Golden Agri-Resources Ltd.	567,565
		848,478

	SWITZERLAND – 22.9%
415	Syngenta A.G.	177,373
3,500	ZKB Gold - Class A - ETF*	5,055,400
9,158	ZKB Silver - ETF*	2,155,518
		7,388,291

	THAILAND – 2.5%
71,000	PTT PCL	788,620

	UNITED STATES – 9.5%
4,550	Alliance Resource Partners LP	338,656
39,500	Chesapeake Energy Corp.	771,830
700	Monsanto Co.	74,774
5,500	Mosaic Co.	338,745
26,675	Newmont Mining Corp.	864,270
12,400	Peabody Energy Corp.	248,744
11,300	Southwestern Energy Co.*	422,846
		3,059,865

	TOTAL COMMON STOCKS (Cost $34,699,302)	29,983,699

Principal Amount

	SHORT-TERM INVESTMENTS – 8.3%
$2,672,373	UMB Money Market Fiduciary, 0.010%1	2,672,373

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,672,373)	2,672,373

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

TOTAL INVESTMENTS – 101.3% (Cost $37,371,675)	$32,656,072
Liabilities in Excess of Other Assets – (1.3)%	(424,138)

TOTAL NET ASSETS – 100.0%	$32,231,934

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
LP – Limited Partnership
PCL – Public Company Limited

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Hard Asset Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	34.7%
Basic Materials	29.2%
Consumer, Non-cyclical	6.7%
Total Common Stocks	70.6%
Investment Companies / ETFs	22.4%
Short-Term Investments	8.3%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP China Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.2%
	BASIC MATERIALS – 0.5%
2,700,000	China Forestry Holdings Co., Ltd.*1	$208,757

	COMMUNICATIONS – 3.0%
8,000	SINA Corp.*	450,560
100,000	Television Broadcasts Ltd.	754,147
		1,204,707

	CONSUMER, CYCLICAL – 18.8%
1,000,000	Giordano International Ltd.	1,001,082
200,000	Great Wall Motor Co., Ltd. - Class H	868,988
600,000	Minth Group Ltd.	1,075,310
750,000	Sa Sa International Holdings Ltd.	781,971
200,000	Sands China Ltd.	1,051,584
350,000	Shenzhou International Group Holdings Ltd.	1,014,721
800,000	Skyworth Digital Holdings Ltd.	660,818
155,000	Stella International Holdings Ltd.	456,639
1,000,000	Xinyi Glass Holdings Ltd.	685,781
		7,596,894

	CONSUMER, NON-CYCLICAL – 12.0%
60,000	Hengan International Group Co., Ltd.	621,106
1,170,000	Lee's Pharmaceutical Holdings Ltd.	790,031
300,000	Samsonite International S.A.	739,864
1,700,001	Sino Biopharmaceutical	1,173,036
200,000	Sinopharm Group Co., Ltd. - Class H	595,998
50,000	WuXi PharmaTech Cayman, Inc. - ADR*	953,500
		4,873,535

	DIVERSIFIED – 8.1%
82,000	Hutchison Whampoa Ltd.	892,091
24,800	Jardine Matheson Holdings Ltd.	1,611,008
86,000	Wharf Holdings Ltd.	768,155
		3,271,254

	ENERGY – 6.7%
800,000	Anton Oilfield Services Group	640,365
750,000	CIMC Enric Holdings Ltd.	813,478
210,000	CNOOC Ltd.	393,342
450,000	Kunlun Energy Co., Ltd.	881,890
		2,729,075

	FINANCIAL – 16.9%
425,000	AIA Group Ltd.	1,890,582
200,000	BOC Hong Kong Holdings Ltd.	689,230
220,000	Hang Lung Properties Ltd.	856,606
260,427	Link REIT	1,476,298

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
32,000	Standard Chartered PLC	$810,991
76,894	Sun Hung Kai Properties Ltd.	1,111,886
		6,835,593

	INDUSTRIAL – 20.7%
170,000	AAC Technologies Holdings, Inc.	832,122
360,000	Cheung Kong Infrastructure Holdings Ltd.	2,614,372
800,000	China Machinery Engineering Corp. - Class H*	582,831
521,000	Haitian International Holdings Ltd.	891,585
40,000	Hermes Microvision, Inc.	1,215,411
1,700,000	Honghua Group Ltd.	830,941
600,000	Techtronic Industries Co.	1,437,837
		8,405,099

	TECHNOLOGY – 4.8%
730,000	Lenovo Group Ltd.	667,782
350,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,299,000
		1,966,782

	UTILITIES – 8.7%
160,000	ENN Energy Holdings Ltd.	926,323
1,350,000	Guangdong Investment Ltd.	1,307,013
1,100,000	Huaneng Power International, Inc. - Class H	1,274,521
		3,507,857

	TOTAL COMMON STOCKS (Cost $31,022,118)	40,599,553

Principal Amount

	SHORT-TERM INVESTMENTS – 0.1%
$25,685	UMB Money Market Fiduciary, 0.010%2	25,685

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,685)	25,685

	TOTAL INVESTMENTS – 100.3% (Cost $31,047,803)	40,625,238
	Liabilities in Excess of Other Assets – (0.3)%	(128,174)

	TOTAL NET ASSETS – 100.0%	$40,497,064

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 Fair valued under procedures established by the Board of Trustees, represents 0.52% of Net Assets.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP China Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Hong Kong	55.9%
China	31.7%
Taiwan	6.2%
Macau	2.6%
United Kingdom	2.0%
United States	1.8%
Total Common Stocks	100.2%
Short-Term Investments	0.1%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%
See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	CAMBODIA – 3.3%
1,650,000	NagaCorp Ltd.	$1,311,822

	CHINA – 8.4%
130,000	AAC Technologies Holdings, Inc.	636,329
1,250,000	Goodbaby International Holdings Ltd.	606,782
400,000	Haitian International Holdings Ltd.	684,518
240,000	Shenzhou International Group Holdings Ltd.	695,809
650,000	SinoMedia Holding Ltd.	361,645
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	381,400
		3,366,483

	HONG KONG – 7.2%
500,000	Giordano International Ltd.	500,541
500,000	Sa Sa International Holdings Ltd.	521,314
1,100,000	Sino Biopharmaceutical	759,023
450,000	Techtronic Industries Co.	1,078,378
		2,859,256

	INDIA – 5.5%
95,000	Bajaj Corp. Ltd.	432,107
53,000	Emami Ltd.	631,131
56,329	Ipca Laboratories Ltd.	531,453
7,300	Shree Cement Ltd.	610,894
		2,205,585

	INDONESIA – 17.8%
3,500,000	Bumi Serpong Damai P.T.	622,213
1,532,000	Erajaya Swasembada Tbk P.T.*	492,944
1,200,000	Holcim Indonesia Tbk P.T.	450,975
550,000	Jasa Marga P.T.	379,552
5,500,000	Lippo Karawaci Tbk P.T.	764,427
2,500,000	Media Nusantara Citra Tbk P.T.	804,760
900,000	Mitra Adiperkasa Tbk P.T.	764,747
3,500,000	Surya Semesta Internusa Tbk P.T.	569,977
650,000	Tempo Scan Pacific Tbk P.T.	227,633
6,000,000	Tiga Pilar Sejahtera Food Tbk	766,256
3,800,000	Wijaya Karya Persero Tbk P.T.	939,016
3,303,500	Wismilak Inti Makmur Tbk P.T.*	329,787
		7,112,287

	MALAYSIA – 6.6%
870,000	Oldtown BHD	729,628
761,300	Pavilion Real Estate Investment Trust - REIT	400,180
1,800,000	Perisai Petroleum Teknologi BHD*	674,859
782,919	Sapurakencana Petroleum BHD*	818,687
		2,623,354

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHILIPPINES – 17.4%
1,500,000	Alliance Global Group, Inc.	$864,847
10,000,000	Century Properties Group, Inc.	519,922
650,000	East West Banking Corp.*	564,052
250,000	First Philippine Holdings Corp.	649,903
40,000	GT Capital Holdings, Inc.	769,356
2,700,000	Metro Pacific Investments Corp.	399,641
800,000	Puregold Price Club, Inc.	775,924
870,000	Robinsons Land Corp.	543,221
70,000	San Miguel Pure Foods Co., Inc.	498,644
140,000	Security Bank Corp.	671,136
240,000	Universal Robina Corp.	692,729
		6,949,375

	SINGAPORE – 7.6%
580,000	Mapletree Commercial Trust - REIT	689,812
500,000	Parkway Life Real Estate Investment Trust - REIT	1,085,492
830,000	Religare Health Trust*	640,307
200,000	Super Group Ltd.	638,142
		3,053,753

	SOUTH KOREA – 1.9%
500	Able C&C Co., Ltd.	27,330
36,000	Daeduck GDS Co., Ltd.	732,157
		759,487

	TAIWAN – 2.6%
34,000	Hermes Microvision, Inc.	1,033,100

	THAILAND – 17.7%
175,000	Bangkok Dusit Medical Services PCL	1,008,032
350,000	Central Plaza Hotel PCL	445,152
1,000,000	CPN Retail Growth Leasehold Property Fund	671,210
1,050,000	Gunkul Engineering PCL	948,628
816,662	Home Product Center PCL	417,947
350,000	Kiatnakin Bank PCL	842,156
440,000	Malee Sampran Factory PCL	1,035,899
449,995	Sino Thai Engineering & Construction PCL	429,898
200,000	STP & I PCL	638,461
550,000	Thaicom PCL	643,459
		7,080,842

	TOTAL COMMON STOCKS (Cost $25,438,221)	38,355,344

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.2%
$1,666,105	UMB Money Market Fiduciary, 0.010%1	$1,666,105

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,666,105)	1,666,105

	TOTAL INVESTMENTS – 100.2% (Cost $27,104,326)	40,021,449
	Liabilities in Excess of Other Assets – (0.2)%	(73,683)

	TOTAL NET ASSETS – 100.0%	$39,947,766

ADR – American Depositary Receipt
PCL – Public Company Limited
REIT – Real Estate Investment Trust

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	24.2%
Financial	23.4%
Industrial	18.1%
Consumer, Cyclical	14.8%
Utilities	5.0%
Communications	4.5%
Energy	3.8%
Diversified	2.2%
Total Common Stocks	96.0%
Short-Term Investments	4.2%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.7%
	BRAZIL – 25.4%
8,500	Abril Educacao S.A.	$183,399
11,000	Arezzo Industria e Comercio S.A.	231,787
45,000	BM&FBovespa S.A.	312,175
20,000	BR Properties S.A.	221,711
28,000	CCR S.A.	273,870
15,000	Cia de Bebidas das Americas - ADR	630,300
19,000	Estacio Participacoes S.A.	450,690
12,000	Grupo BTG Pactual	197,741
35,000	Kroton Educacional S.A.	488,755
7,700	M Dias Branco S.A.	344,360
15,000	Mahle-Metal Leve S.A. Industria e Comercio	206,018
35,000	Marcopolo S.A.	232,832
39,000	Randon Participacoes S.A.	254,373
15,000	Totvs S.A.	282,037
12,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	222,571
		4,532,619

	CHILE – 13.2%
367,614	Aguas Andinas S.A. - A Shares	292,717
165,000	Coca-Cola Embonor S.A. - B Shares	515,023
9,647	ENTEL Chile S.A.	185,996
50,000	Forus S.A.	349,825
80,000	Parque Arauco S.A.	206,884
43,000	SACI Falabella	491,676
93,430	Sonda S.A.	323,370
		2,365,491

	COLOMBIA – 2.6%
5,000	Ecopetrol S.A. - ADR	237,850
10,500	Pacific Rubiales Energy Corp.	221,842
		459,692

	MEXICO – 44.3%
190,000	Alsea S.A.B. de C.V.*	577,403
50,000	Arca Continental S.A.B. de C.V.	409,189
325,000	Asesor de Activos Prisma S.A.P.I. de C.V.*	595,810
88,000	Banregio Grupo Financiero S.A.B. de C.V.	484,850
120,000	Bolsa Mexicana de Valores S.A.B. de C.V.	327,912
290,000	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	591,115
130,000	Corp Inmobiliaria Vesta S.A.B. de C.V.	299,671
260,000	Credito Real S.A.B. de C.V.*	470,010
40,000	El Puerto de Liverpool S.A.B. de C.V.	505,901
130,000	Empresas ICA S.A.B. de C.V.*	357,593
140,000	Fibra Uno Administracion S.A. de C.V.	537,987

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
2,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	$294,814
120,000	Genomma Lab Internacional S.A.B. de C.V. - B Shares*	259,127
81,000	Grupo Herdez S.A.B. de C.V.	294,854
90,000	Grupo Sports World S.A.B. de C.V.*	147,872
140,000	Infraestructura Energetica Nova S.A.B. de C.V.*	478,377
150,000	Kimberly-Clark de Mexico S.A.B. de C.V. - A Shares	525,271
35,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	312,029
200,000	Qualitas Controladora S.A.B. de C.V.	452,797
		7,922,582

	PERU – 6.2%
3,600	Credicorp Ltd.	542,124
12,900	InRetail Peru Corp.*	309,600
170,000	Union Andina de Cementos S.A.A.	252,138
		1,103,862

	TOTAL COMMON STOCKS (Cost $13,537,746)	16,384,246

Principal Amount

	SHORT-TERM INVESTMENTS – 3.9%
$698,844	UMB Money Market Fiduciary, 0.010%1	698,844

	TOTAL SHORT-TERM INVESTMENTS (Cost $698,844)	698,844

	TOTAL INVESTMENTS – 95.6% (Cost $14,236,590)	17,083,090
	Other Assets in Excess of Liabilities – 4.4%	790,976

	TOTAL NET ASSETS – 100.0%	$17,874,066

ADR – American Depositary Receipt
BR – Brazil

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Latin America Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	29.3%
Consumer, Non-cyclical	27.4%
Consumer, Cyclical	18.5%
Industrial	5.2%
Utilities	4.3%
Technology	3.4%
Energy	2.6%
Communications	1.0%
Total Common Stocks	91.7%
Short-Term Investments	3.9%
Total Investments	95.6%
Other Assets in Excess of Liabilities	4.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.7%
	BASIC MATERIALS – 9.4%
9,700	Allied Nevada Gold Corp.*	$103,790
7,320	Barrick Gold Corp.	144,277
3,000	EI du Pont de Nemours & Co.	163,530
6,350	Goldcorp, Inc.	187,833
34,000	IAMGOLD Corp.	182,580
28,000	Kinross Gold Corp.	152,320
675	Newcrest Mining Ltd.	11,763
4,397	Newmont Mining Corp.	142,463
8,700	Yamana Gold, Inc.	107,010
		1,195,566

	COMMUNICATIONS – 6.0%
6,275	AT&T, Inc.	235,062
6,800	CenturyLink, Inc.	255,476
330	Google, Inc. - Class A*	272,108
		762,646

	CONSUMER, CYCLICAL – 8.6%
1,020	Hasbro, Inc.	48,318
2,630	McDonald's Corp.	268,628
2,750	Wal-Mart Stores, Inc.	213,730
2,020	Wynn Resorts Ltd.	277,346
4,150	Yum! Brands, Inc.	282,698
		1,090,720

	CONSUMER, NON-CYCLICAL – 25.5%
5,100	Abbott Laboratories	188,292
5,100	AbbVie, Inc.	234,855
4,245	Archer-Daniels-Midland Co.	144,075
2,303	Baxter International, Inc.	160,911
8,270	Coca-Cola Co.	350,069
2,500	H.J. Heinz Co.	181,050
2,715	Johnson & Johnson	231,399
3,961	Kraft Foods Group, Inc.	203,952
3,600	Medtronic, Inc.	168,048
5,750	Merck & Co., Inc.	270,250
1,800	Molson Coors Brewing Co. - Class B	92,880
4,745	Mondelez International, Inc. - Class A	149,230
6,765	Pfizer, Inc.	196,659
3,150	Philip Morris International, Inc.	301,109
2,530	Procter & Gamble Co.	194,228
2,860	Stryker Corp.	187,559
		3,254,566

	ENERGY – 9.0%
1,445	Alliance Resource Partners LP	107,551

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,410	Chevron Corp.	$172,034
1,268	Diamond Offshore Drilling, Inc.	87,619
672	Ensco PLC - Class A	38,761
830	EOG Resources, Inc.	100,563
2,750	Exxon Mobil Corp.	244,722
1,625	National Oilwell Varco, Inc.	105,983
1,500	Occidental Petroleum Corp.	133,890
1,650	Schlumberger Ltd.	122,809
1,075	Southwestern Energy Co.*	40,227
		1,154,159

	INDUSTRIAL – 6.0%
1,315	Caterpillar, Inc.	111,341
1,400	Cummins, Inc.	148,946
1,500	Deere & Co.	133,950
2,695	Joy Global, Inc.	152,321
3,625	Raytheon Co.	222,503
		769,061

	TECHNOLOGY – 18.7%
3,350	Accenture PLC - Class A	272,824
10,015	Activision Blizzard, Inc.	149,724
1,150	Apple, Inc.	509,163
6,675	Broadcom Corp. - Class A	240,300
8,500	EMC Corp.*	190,655
17,000	Microsoft Corp.	562,700
7,000	NetApp, Inc.*	244,230
3,465	QUALCOMM, Inc.	213,513
		2,383,109

	UTILITIES – 3.5%
1,650	American Electric Power Co., Inc.	84,859
1,150	Duke Energy Corp.	86,480
1,900	PG&E Corp.	92,036
2,800	Portland General Electric Co.	90,300
1,800	Southern Co.	86,814
		440,489

	TOTAL COMMON STOCKS (Cost $10,763,222)	11,050,316

	EXCHANGE TRADED FUNDS – 2.2%
6,700	Utilities Select Sector SPDR Fund	277,581

	TOTAL EXCHANGE TRADED FUNDS (Cost $233,652)	277,581

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 11.0%
$1,402,123	UMB Money Market Fiduciary, 0.010%1	$1,402,123

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,402,123)	1,402,123

	TOTAL INVESTMENTS – 99.9% (Cost $12,398,997)	12,730,020
	Other Assets in Excess of Liabilities – 0.1%	15,843

	TOTAL NET ASSETS – 100.0%	$12,745,863

LP – Limited Partnership
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Strategic US Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.5%
Technology	18.7%
Basic Materials	9.4%
Energy	9.0%
Consumer, Cyclical	8.6%
Industrial	6.0%
Communications	6.0%
Utilities	3.5%
Total Common Stocks	86.7%
Exchange Traded Funds	2.2%
Short-Term Investments	11.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

	EuroPac International	EuroPac International	EuroPac Hard
	Value Fund	Bond Fund	Asset Fund
Assets:
Investments, at cost	$77,207,167	$92,195,701	$37,371,675
Foreign currency, at cost	-	1,256,718	-
Investments, at value	$83,018,231	$92,839,633	$32,656,072
Foreign currency, at value	-	1,262,315	-
Receivables:
Investment securities sold	1,873,018	-	-
Fund shares sold	12,463	232,770	15,131
Dividends and interest	504,878	1,229,702	53,661
Advisor	-	-	-
Prepaid expenses	9,778	15,534	12,740
Total assets	85,418,368	95,579,954	32,737,604

Liabilities:
Payables:
Investment securities purchased	603,283	1,860,849	411,445
Fund shares redeemed	170,368	39,901	40,465
Advisory fees	73,117	41,796	22,645
Distribution fees (Note 6)	16,028	18,497	6,490
Transfer agent fees and expenses	11,908	6,528	754
Fund accounting fees	11,821	9,449	4,537
Administration fees	10,234	10,048	4,044
Auditing fees	8,695	8,690	8,666
Custody fees	4,183	3,644	1,789
Trustees' fees and expenses	2,126	2,118	1,136
Chief Compliance Officer fees	900	741	895
Accrued other expenses	8,888	7,405	2,804
Total liabilities	921,551	2,009,666	505,670

Net Assets	$84,496,817	$93,570,288	$32,231,934

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$81,405,516	$92,651,943	$37,467,676
Accumulated net investment income (loss)	211,053	(79,905)	(357,550)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(2,943,044)	373,731	(161,528)
Net unrealized appreciation/depreciation on:
Investments	5,811,064	643,932	(4,715,603)
Foreign currency translations	12,228	(19,413)	(1,061)
Net Assets	$84,496,817	$93,570,288	$32,231,934

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$84,496,817	$93,570,288	$32,231,934
Shares of beneficial interest issued and outstanding	8,002,861	8,967,759	3,870,314
Redemption price	$10.56	$10.43	$8.33
Maximum sales charge (4.50% of offering price)*	0.50	0.50	0.39
Maximum public offering price	$11.06	$10.93	$8.72

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

	EP China	EP Asia Small	EP Latin	EP Strategic US
	Fund	Companies Fund	America Fund	Equity Fund
Assets:
Investments, at cost	$31,047,803	$27,104,326	$14,236,590	$12,398,997
Foreign currency, at cost	-	92,166	-	-
Investments, at value	$40,625,238	$40,021,449	$17,083,090	$12,730,020
Foreign currency, at value	-	92,147	-	-
Receivables:
Investment securities sold	-	-	860,288	-
Fund shares sold	-	21,191	4,801	16,351
Dividends and interest	57,305	37,781	24,571	16,965
Advisor	-	-	-	2,537
Prepaid expenses	7,762	5,410	12,686	20,965
Total assets	40,690,305	40,177,978	17,985,436	12,786,838

Liabilities:
Payables:
Investment securities purchased	-	-	-	-
Fund shares redeemed	97,817	148,394	87,692	20,835
Advisory fees	26,265	29,204	3,822	-
Distribution fees (Note 6)	7,783	7,637	3,462	2,430
Transfer agent fees and expenses	16,246	3,971	2,302	3,160
Fund accounting fees	9,069	12,389	149	2,620
Administration fees	8,786	1,326	124	1,549
Auditing fees	8,314	8,350	6,210	5,213
Custody fees	12,771	10,317	3,535	158
Trustees' fees and expenses	579	3,081	211	751
Chief Compliance Officer fees	1,287	518	9	354
Accrued other expenses	4,324	5,025	3,854	3,905
Total liabilities	193,241	230,212	111,370	40,975

Net Assets	$40,497,064	$39,947,766	$17,874,066	$12,745,863

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$42,424,405	$29,926,994	$16,105,194	$12,332,886
Accumulated net investment income (loss)	(202,654)	(443,814)	(16,369)	1,722
Accumulated net realized gain (loss) on investments
and foreign currency transactions	(11,302,122)	(2,452,604)	(1,061,913)	80,232
Net unrealized appreciation/depreciation on:
Investments	9,577,435	12,917,123	2,846,500	331,023
Foreign currency translations	-	67	654	-
Net Assets	$40,497,064	$39,947,766	$17,874,066	$12,745,863

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$40,497,064	$39,947,766	$17,874,066	$12,745,863
Shares of beneficial interest issued and outstanding	3,462,293	2,883,395	1,515,657	1,207,473
Redemption price	$11.70	$13.85	$11.79	$10.56
Maximum sales charge (4.50% of offering price)*	0.55	0.65	0.56	0.50
Maximum public offering price	$12.25	$14.50	$12.35	$11.06

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

	EuroPac International	EuroPac International	EuroPac Hard
	Value Fund	Bond Fund	Asset Fund
Investment Income:
Dividends (net of foreign withholding taxes of $121,374, $0 and $28,490, respectively)	$1,613,684	$-	$213,565
Interest (net of foreign withholding taxes of $0, $71,471 and $0, respectively)	330	1,692,017	90
Total investment income	1,614,014	1,692,017	213,655

Expenses:
Advisory fees	459,183	276,137	179,186
Distribution fees (Note 6)	99,779	115,028	38,903
Administration fees	43,676	47,969	17,961
Fund accounting fees	33,494	30,032	22,663
Transfer agent fees and expenses	31,242	22,595	12,881
Custody fees	18,072	17,136	8,600
Registration fees	12,357	9,935	9,911
Auditing fees	8,671	8,671	8,671
Legal fees	6,441	5,924	4,946
Shareholder reporting fees	5,942	5,920	4,949
Miscellaneous	3,956	4,947	2,480
Trustees' fees and expenses	3,955	3,955	3,466
Chief Compliance Officer fees	2,468	1,976	1,481
Insurance fees	990	990	988
Offering costs	-	-	-

Total expenses	730,226	551,215	317,086
Advisory fee waived	(31,776)	(22,085)	(44,767)
Other expenses absorbed	-	-	-
Net expenses	698,450	529,130	272,319
Net investment income (loss)	915,564	1,162,887	(58,664)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	2,222,311	280,378	(156,645)
Foreign currency transactions	(21,109)	73,398	(4,883)
Net realized gain (loss)	2,201,202	353,776	(161,528)
Net change in unrealized appreciation/depreciation on:
Investments	(85,724)	1,011,381	(4,286,169)
Foreign currency translations	14,477	(65,307)	(1,005)
Net change in unrealized appreciation/depreciation	(71,247)	946,074	(4,287,174)
Net realized and unrealized gain (loss) on investments and foreign currency	2,129,955	1,299,850	(4,448,702)

Net Increase (Decrease) in Net Assets from Operations	$3,045,519	$2,462,737	$(4,507,366)

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

	EP China	EP Asia Small	EP Latin	EP Strategic US
	Fund	Companies Fund	America Fund	Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,810, $15,087, $6,400 and $845, respectively)	$146,185	$181,529	$129,030	$110,813
Interest (net of foreign withholding taxes of $0, $0, $0 and $0, respectively)	12	15	33	52
Total investment income	146,197	181,544	129,063	110,865

Expenses:
Advisory fees	229,217	187,446	80,723	34,410
Distribution fees (Note 6)	49,833	40,738	17,537	11,470
Administration fees	25,922	22,738	13,401	12,413
Fund accounting fees	29,969	31,741	14,332	9,715
Transfer agent fees and expenses	32,342	16,550	7,006	6,690
Custody fees	23,256	23,080	14,056	4,615
Registration fees	7,897	14,123	9,924	10,605
Auditing fees	8,459	8,248	8,679	7,682
Legal fees	5,218	5,100	2,267	3,023
Shareholder reporting fees	8,648	5,432	2,480	2,084
Miscellaneous	3,386	2,564	1,115	544
Trustees' fees and expenses	3,301	5,801	2,981	1,972
Chief Compliance Officer fees	8,661	3,982	2,795	792
Insurance fees	772	656	250	269
Offering costs	-	-	-	6,521

Total expenses	436,881	368,199	177,546	112,805
Advisory fee waived	(88,050)	(83,034)	(54,784)	(34,410)
Other expenses absorbed	-	-	-	(21,189)
Net expenses	348,831	285,165	122,762	57,206
Net investment income (loss)	(202,634)	(103,621)	6,301	53,659

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	(349,989)	2,412,961	456,431	80,239
Foreign currency transactions	(2,954)	(31,671)	(3,166)	(1)
Net realized gain (loss)	(352,943)	2,381,290	453,265	80,238
Net change in unrealized appreciation/depreciation on:
Investments	5,979,419	6,862,917	1,693,181	306,559
Foreign currency translations	1	(673)	(18)	-
Net change in unrealized appreciation/depreciation	5,979,420	6,862,244	1,693,163	306,559
Net realized and unrealized gain (loss) on investments and foreign currency	5,626,477	9,243,534	2,146,428	386,797

Net Increase (Decrease) in Net Assets from Operations	$5,423,843	$9,139,913	$2,152,729	$440,456

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund

	For the Six
	Months Ended	For the
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$915,564	$1,327,650
Net realized gain (loss) on investments and foreign currency transactions	2,201,202	(4,416,019)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(71,247)	7,116,730
Net increase in net assets resulting from operations	3,045,519	4,028,361

Distributions to Shareholders:
From net investment income	(806,950)	(1,592,231)
Total distributions to shareholders	(806,950)	(1,592,231)

Capital Transactions:
Net proceeds from shares sold	16,054,239	14,878,783
Reinvestment of distributions	593,522	1,175,533
Cost of shares redeemed1	(11,751,017)	(18,578,007)
Net increase (decrease) in net assets from capital transactions	4,896,744	(2,523,691)

Total increase (decrease) in net assets	7,135,313	(87,561)

Net Assets:
Beginning of period	77,361,504	77,449,065
End of period	$84,496,817	$77,361,504

Accumulated net investment income	$211,053	$102,439

Capital Share Transactions:
Shares sold	1,540,010	1,489,819
Shares reinvested	57,792	125,660
Shares redeemed	(1,130,271)	(1,888,503)
Net increase (decrease) in capital share transactions	467,531	(273,024)

1	Net of redemption fees of $417 and $238, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Bond Fund

	For the Six
	Months Ended	For the
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,162,887	$2,162,380
Net realized gain on investments and foreign currency transactions	353,776	124,015
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	946,074	(802,014)
Net increase in net assets resulting from operations	2,462,737	1,484,381

Distributions to Shareholders:
From net investment income	(1,242,792)	(1,618,934)
From net realized gain	(720,025)	-
Total distributions to shareholders	(1,962,817)	(1,618,934)

Capital Transactions:
Net proceeds from shares sold	32,780,958	41,935,918
Reinvestment of distributions	1,069,507	703,509
Cost of shares redeemed1	(28,945,539)	(34,579,010)
Net increase in net assets from capital transactions	4,904,926	8,060,417

Total increase in net assets	5,404,846	7,925,864

Net Assets:
Beginning of period	88,165,442	80,239,578
End of period	$93,570,288	$88,165,442

Accumulated net investment loss	$(79,905)	$-

Capital Share Transactions:
Shares sold	3,165,043	4,117,998
Shares reinvested	103,374	69,298
Shares redeemed	(2,800,722)	(3,423,958)
Net increase in capital share transactions	467,695	763,338

1	Net of redemption fees of $42,244 and $21,492, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Hard
	Asset Fund

	For the Six
	Months Ended	For the
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment gain (loss)	$(58,664)	$30,303
Net realized gain (loss) on investments and foreign currency transactions	(161,528)	297,561
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(4,287,174)	249,110
Net increase (decrease) in net assets resulting from operations	(4,507,366)	576,974

Distributions to Shareholders:
From net investment income	(100,279)	(206,613)
From net realized gain	(277,789)	-
Total distributions to shareholders	(378,068)	(206,613)

Capital Transactions:
Net proceeds from shares sold	13,352,458	15,269,931
Reinvestment of distributions	216,358	109,931
Cost of shares redeemed1	(5,763,872)	(4,446,744)
Net increase in net assets from capital transactions	7,804,944	10,933,118

Total increase in net assets	2,919,510	11,303,479

Net Assets:
Beginning of period	29,312,424	18,008,945
End of period	$32,231,934	$29,312,424

Accumulated net investment loss	$(357,550)	$(198,607)

Capital Share Transactions:
Shares sold	1,458,524	1,628,609
Shares reinvested	23,289	12,506
Shares redeemed	(627,591)	(488,719)
Net increase in capital share transactions	854,222	1,152,396

1	Net of redemption fees of $3,286 and $3,423, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP China
	Fund

	For the Six
	Months Ended	For the
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(202,634)	$365,241
Net realized loss on investments and foreign currency transactions	(352,943)	(5,422,635)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	5,979,420	6,890,784
Net increase from payments by affiliates (Note 3)	-	21,698
Net increase in net assets resulting from operations	5,423,843	1,855,088

Distributions to Shareholders:
From net investment income	(352,949)	(47,132)
From net realized gain	-	(2,908,659)
Total distributions to shareholders	(352,949)	(2,955,791)

Capital Transactions:
Net proceeds from shares sold	5,989,422	3,620,836
Reinvestment of distributions	280,169	2,327,552
Cost of shares redeemed1	(9,598,526)	(18,499,845)
Net decrease in net assets from capital transactions	(3,328,935)	(12,551,457)

Total increase (decrease) in net assets	1,741,959	(13,652,160)

Net Assets:
Beginning of period	38,755,105	52,407,265
End of period	$40,497,064	$38,755,105

Accumulated net investment income (loss)	$(202,654)	$352,929

Capital Share Transactions:
Shares sold	541,982	360,713
Shares reinvested	26,332	253,270
Shares redeemed	(873,302)	(1,869,267)
Net decrease in capital share transactions	(304,988)	(1,255,284)

1	Net of redemption fees of $435 and $114, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Asia Small
	Companies Fund

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(103,621)	$113,976
Net realized gain (loss) on investments and foreign currency transactions	2,381,290	(1,237,748)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	6,862,244	7,734,848
Net increase from payments by affiliates (Note 3)	-	5,753
Net increase in net assets resulting from operations	9,139,913	6,616,829

Distributions to Shareholders:
From net investment income	(413,034)	(115,322)
Total distributions to shareholders	(413,034)	(115,322)

Capital Transactions:
Net proceeds from shares sold	8,843,718	4,055,262
Reinvestment of distributions	207,061	49,900
Cost of shares redeemed1	(5,082,232)	(10,254,225)
Net increase (decrease) in net assets from capital transactions	3,968,547	(6,149,063)

Total increase in net assets	12,695,426	352,444

Net Assets:
Beginning of period	27,252,340	26,899,896
End of period	$39,947,766	$27,252,340

Accumulated net investment income (loss)	$(443,815)	$72,841

Capital Share Transactions:
Shares sold	727,281	433,318
Shares reinvested	18,571	6,308
Shares redeemed	(415,562)	(1,109,408)
Net increase (decrease) in capital share transactions	330,290	(669,782)

1	Net of redemption fees of $340 and $101, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Latin America
	Fund

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Period November 1, 2011* to October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$6,301	$60,572
Net realized gain (loss) on investments and foreign currency transactions	453,265	(1,528,563)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,693,163	1,153,991
Net increase (decrease) in net assets resulting from operations	2,152,729	(314,000)

Distributions to Shareholders:
From net investment income	(73,922)	-
Total distributions to shareholders	(73,922)	-

Capital Transactions:
Net proceeds from shares sold	6,514,383	12,275,474
Reinvestment of distributions	50,108	-
Cost of shares redeemed1	(1,303,851)	(1,426,855)
Net increase in net assets from capital transactions	5,260,640	10,848,619

Total increase in net assets	7,339,447	10,534,619

Net Assets:
Beginning of period	10,534,619	-
End of period	$17,874,066	$10,534,619

Accumulated net investment income (loss)	$(16,369)	$51,252

Capital Share Transactions:
Shares sold	587,246	1,189,081
Shares reinvested	4,666	-
Shares redeemed	(116,405)	(148,931)
Net increase in capital share transactions	475,507	1,040,150

*	Commencement of operations.
1	Net of redemption fees of $30 and $1,270, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Strategic US
	Equity Fund

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Period March 1, 2012* to October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$53,659	$15,025
Net realized gain on investments and foreign currency transactions	80,238	813
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	306,559	24,464
Net increase in net assets resulting from operations	440,456	40,302

Distributions to Shareholders:
From net investment income	(51,937)	(16,391)
From net realized gain	(614)	-
Total distributions to shareholders	(52,551)	(16,391)

Capital Transactions:
Net proceeds from shares sold	7,178,929	6,169,082
Reinvestment of distributions	29,222	7,407
Cost of shares redeemed1	(869,895)	(180,698)
Net increase in net assets from capital transactions	6,338,256	5,995,791

Total increase in net assets	6,726,161	6,019,702

Net Assets:
Beginning of period	6,019,702	-
End of period	$12,745,863	$6,019,702

Accumulated net investment income	$1,722	$-

Capital Share Transactions:
Shares sold	696,025	610,339
Shares reinvested	2,811	736
Shares redeemed	(84,387)	(18,051)
Net increase in capital share transactions	614,449	593,024

*	Commencement of operations.
1	Net of redemption fees of $72 and $0, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the period April 7, 2010* to October 31, 2010
Net asset value, beginning of period	$10.27		$9.92		$10.38		$10.00
Income from Investment Operations:
Net investment income1	0.12		0.17		0.21		0.07
Net realized and unrealized gain (loss) on investments	0.28		0.39		(0.50)		0.38
Total from investment operations	0.40		0.56		(0.29)		0.45

Less Distributions:
From net investment income	(0.11)		(0.21)		(0.17)		(0.07)
Total distributions	(0.11)		(0.21)		(0.17)		(0.07)

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$10.56		$10.27		$9.92		$10.38

Total return3	3.90%	4	5.88%		(2.93)%		4.57%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$84,497		$77,362		$77,449		$53,027

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%	5	1.90%		1.88%		2.30%	5
After fees waived and expenses absorbed	1.75%	5	1.75%		1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.21%	5	1.61%		1.87%		0.84%	5
After fees waived and expenses absorbed	2.29%	5	1.76%		1.99%		1.39%	5
Portfolio turnover rate	27%	4	38%		27%		13%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Bond Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the period November 15, 2010* to October 31, 2011
Net asset value, beginning of period	$10.37		$10.37		$10.00
Income from Investment Operations:
Net investment income1	0.13		0.27		0.19
Net realized and unrealized gain (loss) on investments	0.15		(0.07)		0.38
Total from investment operations	0.28		0.20		0.57

Less Distributions:
From net investment income	(0.14)		(0.20)		(0.20)
From net realized gain	(0.08)		-		-
Total distributions	(0.22)		(0.20)		(0.20)

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$10.43		$10.37		$10.37

Total return3	2.78%	4	2.02%		5.72%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$93,570		$88,165		$80,240

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.20%	5	1.28%		1.36%	5
After fees waived and expenses absorbed	1.15%	5	1.15%		1.15%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.48%	5	2.54%		1.73%	5
After fees waived and expenses absorbed	2.53%	5	2.67%		1.94%	5
Portfolio turnover rate	31%	4	84%		8%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Hard
	Asset Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the period June 30, 2011* to October 31, 2011
Net asset value, beginning of period	$9.72		$9.66		$10.00
Income from Investment Operations:
Net investment gain (loss)1	(0.02)		0.01		(0.01)
Net realized and unrealized gain (loss) on investments	(1.25)		0.15		(0.33)
Total from investment operations	(1.27)		0.16		(0.34)

Less Distributions:
From net investment income	(0.03)		(0.10)		-
From net realized gain	(0.09)		-		-
Total distributions	(0.12)		(0.10)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$8.33		$9.72		$9.66

Total return3	(13.22)%	4	1.80%		(3.40)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,232		$29,312		$18,009

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.04%	5	2.38%		3.47%	5
After fees waived and expenses absorbed	1.75%	5	1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.67)%	5	(0.49)%		(2.14)%	5
After fees waived and expenses absorbed	(0.38)%	5	0.14%		(0.41)%	5
Portfolio turnover rate	5%	4	9%		2%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP China
	Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the period July 1, 2011 to October 31, 2011**		For the Year Ended June 30, 2011		For the period July 31, 2009* to June 30, 2010
Net asset value, beginning of period	$10.29		$10.43		$13.57		$11.34		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.06)		0.08		0.01		0.10		0.02
Net realized and unrealized gain (loss) on investments	1.57		0.41	6	(3.15)		2.36		1.38
Total from investment operations	1.51		0.49		(3.14)		2.46		1.40

Less Distributions:
From net investment income	(0.10)		(0.01)		-		(0.22)		-
From net realized gain	-		(0.62)		-		(0.01)		(0.06)
Total distributions	(0.10)		(0.63)		-		(0.23)		(0.06)

Redemption fee proceeds	-	2	-	2	-	2	-	2	-	2

Net asset value, end of period	$11.70		$10.29		$10.43		$13.57		$11.34

Total return3	14.73%	4	5.45%		(23.14)%	4	21.55%		13.93%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,497		$38,755		$52,407		$86,352		$58,765

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.19%	5	2.18%		2.00%	5	1.91%		2.18%	5
After fees waived and expenses absorbed	1.75%	5	1.75%		1.74%	5	1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.46)%	5	0.39%		(0.01)%	5	0.56%		0.20%	5
After fees waived and expenses absorbed	(1.02)%	5	0.82%		0.25%	5	0.72%		0.63%	5
Portfolio turnover rate	32%	4	90%		48%	4	77%		80%	4

*	Commencement of operations.
**	Fiscal year changed to October 31, effective July 1, 2011.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Advisor reimbursed the Fund $21,698 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.006 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small
	Companies Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the Period December 1, 2010* to October 31, 2011
Net asset value, beginning of period	$10.67		$8.35		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.04)		0.04		0.08
Net realized and unrealized gain (loss) on investments	3.38		2.32	6	(1.73)
Total from investment operations	3.34		2.36		(1.65)

Less Distributions:
From net investment income	(0.16)		(0.04)		-
Total distributions	(0.16)		(0.04)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$13.85		$10.67		$8.35

Total return3	31.65%	4	28.40%		(16.50)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,948		$27,252		$26,900

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.26%	5	2.54%		2.34%	5
After fees waived and expenses absorbed	1.75%	5	1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.15)%	5	(0.36)%		0.33%	5
After fees waived and expenses absorbed	(0.64)%	5	0.43%		0.92%	5
Portfolio turnover rate	33%	4	84%		102%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Advisor reimbursed the Fund $5,753 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.002 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	EP Latin America
	Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Period November 1, 2011* to October 31, 2012
Net asset value, beginning of period	$10.13		$10.00
Income from Investment Operations:
Net investment income1	-		0.08
Net realized and unrealized gain on investments	1.72		0.05
Total from investment operations	1.72		0.13

Less Distributions:
From net investment income	(0.06)		-
Total distributions	(0.06)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$11.79		$10.13

Total return3	17.08%	4	1.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,874		$10,535

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.53%	5	3.83%
After fees waived and expenses absorbed	1.75%	5	1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.69)%	5	(1.25)%
After fees waived and expenses absorbed	0.09%	5	0.83%
Portfolio turnover rate	29%	4	104%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Strategic US
	Equity Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Period March 1, 2012* to October 31, 2012
Net asset value, beginning of period	$10.15		$10.00
Income from Investment Operations:
Net investment income1	0.06		0.06
Net realized and unrealized gain on investments	0.41		0.15
Total from investment operations	0.47		0.21

Less Distributions:
From net investment income	(0.06)		(0.06)
Total distributions	(0.06)		(0.06)

Redemption fee proceeds	-	2	-

Net asset value, end of period	$10.56		$10.15

Total return3	4.64%	4	2.13%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,746		$6,020

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.46%	5	6.23%	5
After fees waived and expenses absorbed	1.25%	5	1.25%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.04)%	5	(4.12)%	5
After fees waived and expenses absorbed	1.17%	5	0.86%	5
Portfolio turnover rate	14%	4	20%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Offering costs incurred with the start up of the Funds were amortized on a straight line basis over a period of twelve months from commencement of operations.  The Strategic US Equity Fund incurred offering costs of approximately $17,877.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

(e) Distributions to Shareholders
The International Value Fund, Hard Asset Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund, respectively, will make distributions of net investment income quarterly and capital gains, if any, at least annually.  The International Bond Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the International Value Fund, International Bond Fund, Hard Asset Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 1.15%, 0.60%, 1.15%, 1.15%, 1.15%, 1.15% and 0.75% of each Funds average daily net assets, respectively.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses to 1.75%, 1.15%, 1.75%, 1.75%, 1.75%, 1.75% and 1.25% of each Funds average daily net assets until March 1, 2014, respectively.

Effective March 15, 2011, the Trust, on behalf of the China Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets, respectively.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.75% of the Fund’s average daily net assets until March 1, 2014.  Prior to March 15, 2011, the Fund’s investment advisor was Euro Pacific Halter Asia Management, Inc.

For the period July 1, 2010 through March 14, 2011, the China Fund paid advisory fees in the amount of $635,809 to Euro Pacific Halter Asia Management, Inc. and $303,365 to Euro Pacific Asset Management, LLC for the period March 15, 2011 through June 30, 2011.

The China Fund, Asia Small Companies Fund and Latin America Fund, respectively, are sub-advised by New Sheridan Advisors, Inc. (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.15% of average daily net assets of the Fund to the Sub-advisor.

For the six-months ended April 30, 2013, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
International Value Fund	$31,776	$-	$31,776
International Bond Fund	22,085	-	22,085
Hard Asset Fund	44,767	-	44,767
China Fund	88,050	-	88,050
Asia Small Companies Fund	83,034	-	83,034
Latin America Fund	54,784	-	54,784
Strategic US Equity Fund	34,410	21,189	55,599
	$358,906	$21,189	$380,095

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The advisor may recapture a portion of the amounts no later than the dates stated below:

	International	International	Hard Asset
	Value Fund	Bond Fund	Fund
October 31, 2013	$101,799	$-	$-
October 31, 2014	95,974	95,046	77,697
October 31, 2015	117,848	109,368	132,344
October 31, 2016	31,776	22,085	44,767
Total	$347,397	$226,499	$254,808

		Asia Small	Latin America
	China Fund‡	Companies Fund	Fund
June 30, 2013	$172,040	$-	$-
June 30, 2014	120,421	-	-
October 31, 2014	59,642	142,239	-
October 31, 2015	190,733	208,947	152,559
October 31, 2016	88,050	83,034	54,784
Total	$630,886	$434,220	$207,343

Strategic US Equity Fund
October 31, 2014	$-
October 31, 2015	87,136
October 31, 2016	55,599
Total	$142,735

‡The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011.

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six-months ended April 30, 2013, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six-months ended April 30, 2013, are reported on the Statement of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

Note 4 – Federal Income Taxes
At April 30, 2013, gross unrealized appreciation and depreciation of investments and foreign currency translations, based on cost for federal income tax purposes were as follows:

federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	China Fund	Asia Small Companies Fund

Cost of investments	$77,265,678	$92,195,701	$37,371,675	$31,064,661	$27,104,326

Gross unrealized appreciation	$11,634,944	$1,657,413	$1,587,559	$10,581,011	$12,989,408
Gross unrealized depreciation	(5,882,391)	(1,013,481)	(6,303,162)	(1,020,434)	(72,285)
Net unrealized appreciation(depreciation) on foreign currency translations	12,148	(19,413)	(1,061)	-	67
Net unrealized appreciation(depreciation) on investments and foreign currency translations	$5,764,701	$624,519	$(4,716,664)	$9,560,577	$12,917,190

	Latin America Fund	Strategic US Equity Fund

Cost of investments	$14,236,590	$12,398,997

Gross unrealized appreciation	$3,040,310	$1,027,328
Gross unrealized depreciation	(193,810)	(696,305)
Net unrealized appreciation(depreciation) on foreign currency translations	737	-
Net unrealized appreciation(depreciation) on investments and foreign currency translations	$2,847,237	$331,023

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

As of October 31, 2012 the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	China Fund	Asia Small Companies Fund

Undistributed ordinary income	$643,886	$688,566	$334,623	$352,929	$413,028
Undistributed long-term gains	-	51,414	43,419	-	-
Tax accumulated earnings	643,886	739,980	378,042	352,929	413,028

Accumulated capital and other losses	$(4,782,037)	$-	$-	$(10,932,321)	$(4,833,894)
Unrealized appreciation (depreciation) on investments	4,990,883	(321,555)	(728,350)	3,581,157	5,714,759
Total accumulated earnings (deficit)	$852,732	$418,425	$(350,308)	$(6,998,235)	$1,293,893

	Latin America Fund	Strategic US Equity Fund

Undistributed ordinary income	$67,139	$608
Undistributed long-term gains	-	-
Tax accumulated earnings	67,139	608

Accumulated capital and other losses	$(1,515,178)	$-
Unrealized appreciation (depreciation) on investments	1,138,104	24,464
Total accumulated earnings (deficit)	$(309,935)	$25,072

The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011 were as follows:

	International Value Fund		International Bond Fund		Hard Asset Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2012	2011	2012	2011	2012	2011
Distributions paid from:
Ordinary Income	$1,592,231	$1,229,860	$1,618,934	$1,012,617	$206,613	$-
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	1,592,231	1,229,860	1,618,934	1,012,617	206,613	-
Total distributions paid	$1,592,231	$1,229,860	$1,618,934	$1,012,617	$206,613	$-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

	China Fund			Asia Small Companies Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	June 30,	October 31,	October 31,
	2012	2011	2011*	2012	2011
Distributions paid from:
Ordinary Income	$1,059,363	$-	$1,387,081	$115,322	$-
Net long-term capital gains	1,896,428	-	-	-	-
Total taxable distributions	2,955,791	-	1,387,081	115,322	-
Total distributions paid	$2,955,791	$-	$1,387,081	$115,322	$-

	Latin America Fund	Strategic US Equity Fund
	Year	Year
	Ended	Ended
	October 31,	October 31,
	2012	2012
Distributions paid from:
Ordinary Income	$-	$16,391
Net long-term capital gains	-	-
Total taxable distributions	-	16,391
Total distributions paid	$-	$16,391

At October 31, 2012, the Funds had accumulated capital loss carryforwards as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	China Fund	Asia Small Companies Fund

For losses expiring October 31,
2017	$-	$-	$-	$-	$-
2018	1,647	-	-	-	-
2019	-	-	-	-	3,608,933
Not Subject to Expiration	4,780,390	-	-	10,932,321	1,224,961
Total	$4,782,037	$-	$-	$10,932,321	$4,833,894

	Latin America Fund	Strategic US Equity Fund

For losses expiring October 31,
2017	$-	$-
2018	-	-
2019	-	-
Not Subject to Expiration	1,515,178	-
Total	$1,515,178	$-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

As of October 31, 2012, EuroPac International Value Fund, EP China Fund, EP Asia Small Companies Fund and EP Latin America Fund had non-expiring short-term capital loss carryforwards of $835,646, $9,096,092, $1,224,961 and $1,515,178, respectively; and non-expiring long-term capital loss carryforwards of $3,944,744, $1,836,299, $0 and $0, respectively.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue
Code limitations.  During the year ended October 31, 2012, the International Bond Fund and Hard Asset Fund utilized $902 and $36,189 of their capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2013, redemption fees were as follows:

International Value Fund	$417
International Bond Fund	42,244
Hard Asset Fund	$3,286
China Fund	435
Asia Small Companies Fund	340
Latin America Fund	30
Strategic US Equity Fund	72

Note 6 – Investment Transactions
For the six-months ended April 30, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$20,090,133	$20,076,826
International Bond Fund	36,452,057	25,454,661
Hard Asset Fund	8,548,912	1,333,772
China Fund	12,891,660	16,681,122
Asia Small Companies Fund	12,915,243	10,881,397
Latin America Fund	8,044,139	3,869,854
Strategic US Equity Fund	7,033,483	1,189,397

Note 7 – Distribution Plan
The Trust, on behalf of the Funds’, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the six-months ended April 30, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of April 30, 2013, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$13,831,792	$-	$-	$13,831,792
Communications	11,369,783	-	-	11,369,783
Consumer, Cyclical	3,720,537	-	-	3,720,537
Consumer, Non-cyclical	13,267,154	-	-	13,267,154
Diversified	1,298,600	-	-	1,298,600
Energy	13,015,644	-	-	13,015,644
Financial	4,958,424	-	-	4,958,424
Industrial	4,192,574	-	-	4,192,574
Utilities	7,902,034	-	-	7,902,034
Short-Term Investments	9,461,689	-	-	9,461,689
Total Investments	$83,018,231	$-	$-	$83,018,231

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Bonds
Basic Materials	$—	$3,283,590	$—	$3,283,590
Communications	—	8,960,187	—	8,960,187
Consumer, Cyclical	—	3,997,340	—	3,997,340
Consumer, Non-cyclical	—	5,678,587	—	5,678,587
Diversified	—	1,589,143	—	1,589,143
Energy	—	2,066,998	—	2,066,998
Financial	—	10,314,493	—	10,314,493
Government	—	45,840,206	—	45,840,206
Industrial	—	4,312,412	—	4,312,412
Utilities	—	3,289,650	—	3,289,650
Short-Term Investments	3,507,027	—	—	3,507,027
Total Investments	$3,507,027	$89,332,606	$—	$92,839,633

Hard Asset Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$9,433,449	$—	$—	$9,433,449
Consumer, Non-cyclical	2,150,831	—	—	2,150,831
Energy	11,188,501	—	—	11,188,501
Exchange-Traded Fund	7,210,918	—	—	7,210,918
Short-Term Investments	2,672,373	—	—	2,672,373
Total Investments	$32,656,072	$—	$—	$32,656,072

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$208,757	$208,757
Communications	450,560	754,147	—	1,204,707
Consumer, Cyclical	—	7,596,894	—	7,596,894
Consumer, Non-cyclical	1,743,531	3,130,004	—	4,873,535
Diversified	—	3,271,254	—	3,271,254
Energy	—	2,729,075	—	2,729,075
Financial	—	6,835,593	—	6,835,593
Industrial	891,585	7,513,514	—	8,405,099
Technology	—	1,966,782	—	1,966,782
Utilities	—	3,507,857	—	3,507,857
Short-Term Investments	25,685	—	—	25,685
Total Investments	$3,111,361	$37,305,120	$208,757	$40,625,238

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

Asia Small Companies Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$—	$1,809,865	$—	$1,809,865
Consumer, Cyclical	—	5,926,201	—	5,926,201
Consumer, Non-cyclical	1,983,102	7,692,425	—	9,675,527
Diversified	—	864,847	—	864,847
Energy	—	1,493,547	—	1,493,547
Financial	1,734,353	7,619,107	—	9,353,460
Industrial	684,519	6,549,207	—	7,233,726
Utilities	649,903	1,348,268	—	1,998,171
Short-Term Investments	1,666,105	—	—	1,666,105
Total Investments	$6,717,982	$33,303,467	$—	$40,021,449

Latin America Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$185,996	$—	$—	$185,996
Consumer, Cyclical	3,307,286	—	—	3,307,286
Consumer, Non-cyclical	4,892,223	—	—	4,892,223
Energy	459,692	—	—	459,692
Financial	5,240,788	—	—	5,240,788
Industrial	921,760	—	—	921,760
Technology	605,407	—	—	605,407
Utilities	771,094	—	—	771,094
Short-Term Investments	698,844	—	—	698,844
Total Investments	$17,083,090	$—	$—	$17,083,090

Strategic US Equity Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$11,050,316	$—	$—	$11,050,316
Exchange Traded Funds	277,581	—	—	277,581
Short-Term Investments	1,402,123	—	—	1,402,123
Total Investments	$12,730,020	$—	$—	$12,730,020

*	The Fund did not hold any Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

Transfers are recognized at the end of the reporting period. As of April 30, 2013, certain of the China Fund and the Asia Small Companies Fund securities transferred Levels due to the Funds performing a fair value adjustment. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2012 to April 30, 2013, represented by recognizing the April 30, 2013 market value of securities:

	China Fund	Asia Small Companies Fund
Transfers into Level 1	$1,681,616	$2,980,959
Transfers out of Level 1	-	(2,116,802)
Net transfers in (out) of Level 1	$1,681,616	$864,157

Transfers into Level 2	$-	$2,116,802
Transfers out of Level 2	(1,681,616)	(2,980,959)
Net transfers in (out) of Level 2	$(1,681,616)	$(864,157)

The following is a reconciliation of Level 3 assets for the China Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/12	$209,031	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(274)	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 4/30/13	$208,757	$-

Following is a description of the valuation techniques and significant inputs used in determining the value of the Fund’s securities classified as Level 3:

The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2013 (Unaudited)

Note 10 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Euro Pacific Funds
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/12 to 4/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPacInternational Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,039.00	$8.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.32	$8.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,027.80	$5.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.30	$5.76

*
Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended April 30, 2013 (Unaudited)

EuroPac Hard Asset Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$867.80	$8.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.32	$8.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP China Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,147.30	$9.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.32	$8.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Asia Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,316.50	$10.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Latin America Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,170.80	$9.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.74

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended April 30, 2013 (Unaudited)

EP Strategic US Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,046.40	$6.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.82	$6.24

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Investment Advisor
Euro Pacific Asset Management, LLC
1201 Dove Street, Suite 370
Newport Beach, California  92660

Sub-Advisor
New Sheridan Advisors, Inc.
1201 Dove Street, Suite 370
Newport Beach, California  92660

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund	EPIVX	461 418 766
EuroPac International Bond Fund	EPIBX	461 418 618
EuroPac Hard Asset Fund	EPHAX	461 418 436
EP China Fund	EPHCX	461 418 857
EP Asia Small Companies Fund	EPASX	461 418 550
EP Latin America Fund	EPLAX	461 418 352
EP Strategic US Equity Fund	EPUSX	461 418 279

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund, and EP Strategic US Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at 1-888-558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-558-5851, on the Funds’ website at www.europacificfunds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Euro Pacific Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 1-888-558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/9/2013